Trade and other receivables, net - Movement of allowance for expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Other	$ 2,000	$ 2,000
Trade receivables	22,276	22,276
Trade and other receivables | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	26,382	30,897	$ 31,845
Provision	0	253	409
Foreign exchange difference	35	(59)	(197)
Write off during the year	0	(4,709)	(1,160)
Ending Balance	26,417	26,382	30,897
Final balance	26,417	26,382	30,897
Other receivables | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provision	0	253	409
Other receivables	4,141	4,106	8,621
Trade receivables | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 22,276	$ 22,276	$ 22,276